Document and Entity Information	May 09, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 09, 2024
Entity Registrant Name	ADEIA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39304
Entity Tax Identification Number	84-4734590
Entity Address, Address Line One	3025 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	473-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (par value $0.001 per share)
Trading Symbol	ADEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001803696
Amendment Description	Proposal 1 – Election of Directors: Name of Director For Against Abstain Broker Non-Vote Paul E. Davis 92,992,104 503,497 39,803 8,151,277 V. Sue Molina 92,895,482 606,310 33,612 8,151,277 Daniel Moloney 92,735,204 762,510 37,690 8,151,277 Tonia O’Connor 88,550,573 4,948,219 36,612 8,151,277 Raghavendra Rau 88,556,846 4,943,953 34,605 8,151,277 Adam Rymer 89,617,959 3,880,740 36,705 8,151,277 Phyllis Turner-Brim 92,382,308 1,117,781 35,315 8,151,277 Proposal 2 – Advisory Vote to Approve Named Executive Officer Compensation: For Against Abstain Broker Non-Vote 91,305,094 2,161,984 68,326 8,151,277 Proposal 3 – Approval of an Amended and Restated 2020 Equity Incentive Plan: For Against Abstain Broker Non-Vote 88,021,511 5,456,030 57,863 8,151,277 Proposal 4 – Ratification of Appointment of Independent Registered Public Accounting Firm: For Against Abstain 99,441,058 2,211,277 34,346